STOCKHOLDERS' DEFICIT (Details Narrative) - $ / shares	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Stockholders Deficit Details Narrative
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	8,678,571	8,500,000	8,500,000
Common stock, shares outstanding	8,678,571	8,500,000	8,500,000